REVERSE STOCK SPLIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Reverse Stock Split
SCHEDULE OF PRO-FORMA EFFECT OF REVERSE STOCK SPLIT ON BASIC AND DILUTED NET LOSS PER SHARE

The following is the unaudited pro-forma effect of the 1:400 reverse stock split on the basic and diluted net loss per share:

Historical per share data- pre-split basis	Three months ended March 31, 2025	Three months ended March 31, 2024
Net loss available to common shareholders	$(1,035,865)	$(1,106,734)
Basic and diluted weighted average shares outstanding	932,096,718	662,161,949
Basic and diluted net loss per share	$0.00	$0.00

Historical per share data- post-split basis	Three months ended March 31, 2025	Three months ended March 31, 2024
Net loss available to common shareholders	$(1,035,865)	$(3,527,029)
Basic and diluted weighted average shares outstanding	2,330,242	1,655,405
Basic and diluted net loss per share	$(0.44)	$(0.49)

The following is the unaudited pro-forma effect of the 1:400 reverse stock split on the basic and diluted net loss per share:

Historical per share data- pre-split basis	Year ended December 31, 2024	Year ended December 31, 2023
Net loss available to common shareholders	$(3,527,029)	$(5,817,253)
Basic and diluted weighted average shares outstanding	907,909,960	662,161,949
Basic and diluted net loss per share	$0.00	$(0.01)

Historical per share data- post-split basis - UNAUDITED	Year ended December 31, 2024	Year ended December 31, 2023
Net loss available to common shareholders	$(3,527,029)	$(5,817,253)
Basic and diluted weighted average shares outstanding	2,269,775	1,655,405
Basic and diluted net loss per share	$(1.55)	$(3.51)

SCHEDULE OF PRO-FORMA EFFECT OF CONVERSION OF PREFERRED STOCK AND REVERSE STOCK SPLIT ON THE BALANCE SHEET

The following is the unaudited pro-forma effect of the conversion of Series A, B and C preferred stock and the 1:400 reverse stock split on the balance sheet:

	March 31, 2025	Conversion of Series A, B and C Preferred Stock	1:400 Adjustment	Pro-Forma Effect March 31, 2025
Total Assets	$2,312,758	-	-	$2,312,758

Total Liabilities	7,312,501	-	-	7,312,501
Deficiency in Stockholder’s Equity:

Series A Preferred Stock	76	(76)	-	-
Series B Preferred Stock	100	(100)	-	-
Series C Preferred Stock	2,400	(2,400)	-	-
Common Stock	101,109	86,906	(187,546)	469
Additional paid-in Capital	37,689,363	(84,330)	187,546	37,792,579
Accumulated deficit	(42,792,791)	-	-	(42,792,791)
Total Deficiency in Stockholder’s Equity	(4,999,743)	-	-	(4,999,743)
Total Liabilities and Deficiency in Stockholder’s Equity	$2,312,758	-	-	$2,312,758

Curative Biotechnology, Inc

Condensed Notes to Financial Statements

March 31, 2025

(Unaudited)

	December 31, 2024	Conversion of Series A, B and C Preferred Stock	1:400 Adjustment	Pro-Forma Effect December 31, 2024 (Unaudited)
Total Assets	$2,190,950	-	-	$2,190,950

Total Liabilities	7,064,328	-	-	7,064,328
Deficiency in Stockholder’s Equity:

Series A Preferred Stock	65	(65)	-	-
Series B Preferred Stock	100	(100)	-	-
Series C Preferred Stock	2,400	(2,400)	-	-
Common Stock	91,926	78,630	(170,130)	426
Additional paid-in Capital	36,789,057	(76,065)	170,130	36,883,122
Accumulated deficit	(41,756,926)	-	-	(41,756,926)
Total Deficiency in Stockholder’s Equity	(4,873,378)	-	-	(4,873,378)
Total Liabilities and Deficiency in Stockholder’s Equity	$2,190,950	-	-	$2,190,950

The following is the unaudited pro-forma effect of the conversion of Series B and C preferred stock and the 1:400 reverse stock split on the balance sheet:

	December 31, 2023	Conversion of Series B and C Preferred Stock	1:400 Adjustment	Pro-Forma Effect December 31, 2023 (Unaudited)
Total Assets	$2,603,196	-	-	$2,603,196

Total Liabilities	5,745,821	-	-	5,745,821
Deficiency in Stockholder’s Equity:

Series B Preferred Stock	75	(75)	-	-
Series C Preferred Stock	2,400	(2,400)	-	-
Common Stock	90,326	48,675	(138,653)	348
Additional paid-in Capital	34,994,471	(46,200)	138,653	35,086,924
Accumulated deficit	(38,229,897)	-	-	(38,229,897)
Total Deficiency in Stockholder’s Equity	(3,142,625)	-	-	(3,142,625)
Total Liabilities and Deficiency in Stockholder’s Equity	$2,603,196	-	-	$2,603,196

	December 31, 2024	Conversion of Preferred Stock	1:400 Adjustment	Pro-Forma Effect December 31, 2024 (Unaudited)
Total Assets	$2,190,950	-	-	$2,190,950

Total Liabilities	7,064,328	-	-	7,064,328
Deficiency in Stockholder’s Equity:

Series A Preferred Stock	65	(65)	-	-
Series B Preferred Stock	100	(100)	-	-
Series C Preferred Stock	2,400	(2,400)	-	-
Common Stock	91,926	78,630	(170,130)	426
Additional paid-in Capital	36,789,057	(76,065)	170,130	36,883,122
Accumulated deficit	(41,756,926)	-	-	(41,756,926)
Total Deficiency in Stockholder’s Equity	(4,873,378)	-	-	(4,873,378)
Total Liabilities and Deficiency in Stockholder’s Equity	$2,190,950	-	-	$2,190,950